Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	abf-20170407_SupplementTextBlock

Supplement dated April 7, 2017, to the following summary prospectuses and prospectuses:

American Beacon Bridgeway Large Cap Growth Fund
Summary Prospectus and Prospectus dated October 28, 2016

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon Global Evolution Frontier Markets Income Fund
American Beacon Grosvenor Long/Short Fund
American Beacon SGA Global Growth Fund
Summary Prospectuses and Prospectuses dated May 29, 2016

American Beacon GLG Total Return Fund
Summary Prospectus and Prospectus dated May 20, 2016

American Beacon AHL Managed Futures Strategy Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Summary Prospectuses and Prospectuses dated April 29, 2016, each as supplemented on May 27, 2016

American Beacon Ionic Strategic Arbitrage Fund
Summary Prospectus and Prospectus dated April 29, 2016, each as supplemented on May 3 and May 27, 2016

American Beacon SiM High Yield Opportunities Fund
American Beacon Sound Point Floating Rate Income Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
Summary Prospectuses and Prospectuses dated December 29, 2016

American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
Summary Prospectuses and Prospectus dated February 28, 2017

II. All Funds - Scheduled Sales Charge Variations

1.	In the "Fund Summary - Fees and Expenses of the Fund" section, the following sentence shall be inserted at the end of the first paragraph:

With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Bridgeway Large Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Acadian Emerging Markets Managed Volatility Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Crescent Short Duration High Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Global Evolution Frontier Markets Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Grosvenor Long/Short Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon SGA Global Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon GLG Total Return Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon AHL Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Bahl & Gaynor Small Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Bridgeway Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Holland Large Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Stephens Mid-Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Stephens Small Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Ionic Strategic Arbitrage Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon SiM High Yield Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Sound Point Floating Rate Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon The London Company Income Equity Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Zebra Small Cap Equity Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Balanced Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon International Equity Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Mid-Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

(American Beacon Funds - Supplement) | (American Beacon Small Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".